Taxes Payable - Schedule of Taxes Payable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Taxes Payable [Abstract]
VAT payable	$ 294,774	$ 381,502
Income tax payable	339,759	787,848
Other tax payable	60,203	73,777
Total	$ 694,736	$ 1,243,127